Leases - Schedule of Balance Sheet Information Related to Leases (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Assets
Operating	$ 155,996
Operating Lease, Right-of-Use Asset, Statement of Financial Position	Operating
Financing	$ 4,473
Finance Lease, Right-of-Use Asset, Statement of Financial Position	Property and equipment, net
Total lease assets	$ 160,469
Current liabilities
Operating	$ 17,900
Operating Lease, Liability, Current, Statement of Financial Position	Operating
Financing	$ 1,542
Finance Lease, Liability, Current, Statement of Financial Position	us-gaap:LongTermDebtCurrent
Long-term liabilities
Operating	$ 138,478
Operating Lease, Liability, Noncurrent, Statement of Financial Position	Operating
Financing	$ 3,607
Finance Lease, Liability, Noncurrent, Statement of Financial Position	Debt, noncurrent
Total lease liabilities	$ 161,527